REHABILITATION PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions [abstract]
Schedule of changes in the carrying amount of rehabilitation provisions
The changes in the carrying amount of the rehabilitation provisions are as follows:

	For the Years Ended December 31,
	2017	2016
Beginning balance	$77,382	$79,685
Accretion of rehabilitation provisions	1,245	1,368
Changes in estimates	(1,923)	1,856
Cost of reclamation work performed	(5,992)	(5,527)
Balance at the end of the period	$70,712	$77,382

Current portion	$6,566	$5,515
Long term portion	64,146	71,867
Total	$70,712	$77,382